Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATIONS

8. BUSINESS COMBINATIONS

2020

Business Combination

On December 18, 2020, Clever Leaves International, Inc. (“Clever Leaves Int’l”) and Schultze Special Purpose Acquisition Corp., a Delaware corporation (“SAMA”) consummated the previously announced business combination (the “Business Combination”) contemplated by the Amended and Restated Business Combination Agreement, dated as of November 9, 2020, by and among SAMA, Clever Leaves, Int’l, the Company and Novel Merger Sub Inc., a Delaware corporation (“Merger Sub”) (the “Business Combination Agreement”). Pursuant to the Business Combination Agreement, SAMA agreed to combine with Clever Leaves Int’l in the Business Combination that resulted in both Clever Leaves Int’l and SAMA becoming wholly-owned subsidiaries of the Company.

Pursuant to the Business Combination Agreement, each of the following transactions occurred in the following order: (i) pursuant to a court-approved Canadian plan of arrangement (the “Plan of Arrangement” and the arrangement pursuant to such Plan of Arrangement, the “Arrangement”), at 11:59 p.m., Pacific time, on December 17, 2020 (2:59 a.m., Eastern time, on December 18, 2020) (a) all of the Clever Leaves Int’l shareholders exchanged their Class A Common shares without par value of Clever Leaves Int’l (“Clever Leaves common shares”) for the Company’s common shares without par value (“common shares”) and/or non-voting Common shares without par value (“non-voting common shares”) (as determined in accordance with the Business Combination Agreement) and (b) certain Clever Leaves Int’l shareholders received approximately $3,100 in cash in the aggregate (the “Cash Arrangement Consideration”), such that, immediately following the Arrangement, Clever Leaves Int’l became a direct wholly-owned subsidiary of the Company; (ii) at 12:01 a.m., Pacific time (3:01 a.m. Eastern time), on December 18, 2020, Merger Sub merged with and into SAMA, with SAMA surviving such merger as a direct wholly-owned subsidiary of the Company (the “Merger”) and, as a result of the Merger, all of the shares of SAMA common stock were converted into the right to receive the Company’s common shares as set forth in the Business Combination Agreement; (iii) immediately following the consummation of the Merger, the Company contributed 100% of the issued and outstanding capital stock of SAMA (as the surviving corporation of the Merger) to Clever Leaves Int’l, such that, SAMA became a direct wholly-owned subsidiary of Clever Leaves Int’l; and (iv) immediately following the contribution of SAMA to Clever Leaves Int’l, Clever Leaves Int’l contributed 100% of the issued and outstanding shares of NS US Holdings, Inc., a Delaware corporation and a wholly-owned subsidiary of Clever Leaves Int’l, to SAMA. Upon the closing of the Merger, SAMA changed its name to Clever Leaves US, Inc.

In connection with the closing of the Business Combination, the Company’s Articles were amended and restated to, among other things, provide for an unlimited number of common shares without par value, an unlimited number of non-voting common shares without par value and an unlimited number of preferred shares without par value.

In connection with the Business Combination, SAMA obtained commitments (the “Subscription Agreements”) from certain investors (the “Subscribers”) to purchase $8,881 in shares of SAMA common stock for a purchase price of $9.50 per share, in the SAMA PIPE. As part of the SAMA PIPE, certain Subscribers who were holders of the 2022 Convertible Notes agreed to purchase shares of SAMA common stock in exchange for the transfer of the PIK Notes received in satisfaction of approximately $2,881 of accrued and outstanding interest under the 2022 Convertible Notes from January 1 to December 31, 2020. Prior to the effective time of the Merger, SAMA issued an aggregate of 934,819 shares of SAMA common stock the Subscribers in the SAMA PIPE that were exchanged for our common shares, on a one-for-one basis, in connection with the Closing.

The Business Combination was accounted for as a recapitalization in accordance with U.S. GAAP. Under this method of accounting, SAMA was treated as the “acquired” company for financial reporting purposes (see Note 1). Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Clever Leaves issuing shares for the net assets of SAMA, accompanied by a recapitalization. The net assets of SAMA are stated at historical cost, with no goodwill or other intangible assets recorded.

The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of shareholders’ equity for the year ended December 31, 2020:

Recapitalization
Cash – SAMA trust and cash, net of redemptions	$86,644
Cash – SAMA PIPE	6,000
Non-cash PIK	(2,881)
Cash assumed from SAMA	698
Cash consideration to certain Clever Leaves shareholders	(3,057)
Less: transaction costs and advisory fees	(13,895)
Net Business Combination	$73,509
Non-cash PIK	2,881
Deferred issuance costs	1,503
Warrant liability	(29,841)
Net liabilities assumed from SAMA	(258)
Net contributions from Business Combination	$47,794

See Note 13 for more information on all capital stock issuances.